Non-current other receivables	12 Months Ended
Dec. 31, 2024
Non-current other receivables.
Non-current other receivables

14 Non-current other receivables

	2024	2023	2022
	$m	$m	$m
Prepayments	356	274	243
Accrued income	60	52	44
Retirement benefit scheme surpluses (Note 22)	99	92	90
Other receivables	415	385	458
Non-current other receivables	930	803	835

Other receivables include $nil (2023: $51m; 2022: $71m) owed by FibroGen, Inc. for promotional activity in China pursuant to the roxadustat collaboration.